Leases - Summary of lease liability (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Lease liabilities [abstract]
Lease liability	$ 304	$ 355
Less: current portion	(103)		$ 0
Long-term portion	$ 201